Trade and Other Receivables - Summary of Movements in Allowance Account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	£ 41	£ 37
Differences on exchange	(2)	(2)
Provided in the year	7	31
Released	(9)	(25)
Allowance account for credit losses of financial assets at end of period	37	41
Loans and Other Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	0	10
Differences on exchange	0	0
Provided in the year	0	0
Released	0	(10)
Allowance account for credit losses of financial assets at end of period	0	0
Trade Receivables
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	41	27
Differences on exchange	(2)	(2)
Provided in the year	7	31
Released	(9)	(15)
Allowance account for credit losses of financial assets at end of period	£ 37	£ 41